Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income		€ 1,185	€ (51,391)	€ (39,366)	€ (23,096)
Less: net income attributable to noncontrolling interest		285	(710)	(239)	0
Net loss attributable to trivago N.V.		€ 900	€ (50,681)	€ (39,127)	€ (23,096)
Denominator:
Weighted average shares of Class A and Class B common stock outstanding - basic and diluted		237,811	237,811
Earnings per share attributable to trivago N.V. available to Class A and Class B common stockholders - basic and diluted (in EUR per share)	[1]	€ 0.00	€ 0.00

[1]	Represents earnings per share of Class A and Class B common stock and weighted-average shares of Class A and Class B common stock outstanding for the period from December 16, 2016 through December 31, 2016, the period following the capitalization of the parent company and IPO (see Note 13).